FOIA CONFIDENTIAL TREATMENT REQUEST

13F CONP 2/17/04

RECEIVED FEB 14 2003 OFFICE OF THE SECRETARY

03044254

United States
Securities and Exchange Commission
Washington, DC 20549

RECD S.E.C. FEB 14 2003

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2002

Check here if amendment [ ]; Amendment Number: ___
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

CONFIDENTIAL TREATMENT EXPIRED AND DENIED

Institutional Investment Manager Filing this Report:

Name: UBS Warburg LLC
Address: 677 Washington Boulevard
Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name: Jeffrey Hersch
Title: Managing Director
Phone: (203) 719-7365

PROCESSED AUG 09 2004 THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Jeffrey A Hersch

Jeffrey Hersch
February 14, 2003, Stamford, Connecticut

PROCESSED AUG 09 2004 THOMSON FINANCIAL

FOIA CONFIDENTIAL TREATMENT REQUEST

Name: Jeffery H. Laska
Title: Director
Phone: (203) 719-6871

Signature, Place, and Date of Signing:

Jeffery H. Laska
February 14, 2003, Stamford, Connecticut

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $ 627,581 (thousands)

List of Other Included Managers: NONE

FOIA CONFIDENTIAL TREATMENT REQUEST

Confidential treatment for the following holdings is requested for one year (until February 2004)

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
Name of Issuer	Title of Class	CUSIP	Value x$1000	Shrs or prn amt	SH/PRN	Put/ Call	Invest-ment Discre-tion	Other Mana-gers	Voting authority Sole	Shared	None
AMERIPATH INC	COM	03071D109	$ 6,820.51	SH	317,233		SOLE		317,233		
DOLE FOOD INC	COM	256605106	$ 15,990.88	SH	490,819		SOLE		490,819		
DREYERS GRAND ICE CREAM INC	COM	261878102	$ 45,140.92	SH	636,146		SOLE		636,146		
HOUSEHOLD INTL INC	COM	441815107	$ 110,169.62	SH	3,961,511		SOLE		3,961,511		
INKTOMI CORP	COM	457277101	$ 2,015.62	SH	1,259,760		SOLE		1,259,760		
PENN VA CORP	COM	707882106	$ 3,385.86	SH	93,146		SOLE		93,146		
PHARMACIA CORP	COM	71713U102	$ 260,365.72	SH	6,228,845		SOLE		6,228,845		
QUINTILES TRANSNATIONAL CORP	COM	748767100	$ 21,749.16	SH	1,797,451		SOLE		1,797,451		
UNILAB CORP NEW	COM NEW	904763208	$ 19,196	SH	1,048,974		SOLE		1,048,974		

FOIA CONFIDENTIAL TREATMENT REQUEST

Confidential treatment for the following holdings is requested for six months (until August 2003)

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
Name of Issuer	Title of Class	CUSIP	Value x$1000	Shrs or prn amt	SH/PRN	Put/ Call	Invest-ment Discre-tion	Other Mana-gers	Voting authority Sole	Shared	None
SANMINA SCI CORP	SDCV 9/1	800907AD9	$7,962.14	PRN	19,539,000		SOLE		19,539,000		
MEDTRONIC INC	DBCV 1.250% 9/1	585055AB2	$83,383.10	PRN	79,602,000		SOLE		79,602,000		
AMGEN INC	NOTE 3/0	031162AE0	$51,401.29	PRN	69,815,000		SOLE		69,815,000		